Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events [Text Block]

25. Subsequent events

(a) Grant of nonvested shares

On January 5, 2012, the Company granted nonvested shares to employees and independent directors pursuant to the 2010 Plan. A total of 2,450,000 nonvested shares (equal to 350,000 ADSs) were awarded. The nonvested shares granted to employees will either cliff vest on the seventh anniversary or vest in four equal tranches on the first, second, third and fourth anniversary from the date of grant. The nonvested shares granted to the independent directors will vest as follows: 50% six months after the date of grant and another 50% one year after the date of grant.

(b) Collaboration with DaVita Inc.

On March 9, 2012, the Group announced a collaboration agreement to establish a company in the PRC with DaVita Inc., a leading provider of kidney care services for those diagnosed with chronic kidney disease, to provide kidney care services in Jilin and Liaoning provinces in northeastern China. The Group will invest US$6 million for a 30% share of equity interest in the PRC company. In addition, DaVita and 3SBio have also agreed to enter into a nationwide supply agreement for anemia management drugs.